Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (3.5%)
	Linde plc	199,559	86,912
	Freeport-McMoRan Inc.	649,123	34,228
	Air Products and Chemicals Inc.	100,776	26,877
	Newmont Corp. (XNYS)	524,081	21,980
	Nucor Corp.	111,594	18,843
	Dow Inc.	321,455	18,525
	LyondellBasell Industries NV Class A	117,498	11,682
	International Flavors & Fragrances Inc.	115,962	11,153
	Steel Dynamics Inc.	69,200	9,264
	Reliance Inc.	25,935	7,801
	International Paper Co.	157,252	7,090
	CF Industries Holdings Inc.	87,408	6,969
	Celanese Corp.	44,873	6,822
	Albemarle Corp.	53,166	6,517
	Ecolab Inc.	25,058	5,818
	Avery Dennison Corp.	24,610	5,601
	Eastman Chemical Co.	53,833	5,455
	Mosaic Co.	147,887	4,574
	Fastenal Co.	65,105	4,296
*	Cleveland-Cliffs Inc.	226,146	3,908
	United States Steel Corp.	100,545	3,856
	Royal Gold Inc.	29,766	3,816
*	RBC Bearings Inc.	12,826	3,787
	Alcoa Corp.	80,701	3,573
	FMC Corp.	48,208	2,938
	Olin Corp.	54,505	2,930
	Hexcel Corp.	38,310	2,638
	Element Solutions Inc.	101,418	2,437
	Timken Co.	27,804	2,416
	Westlake Corp.	14,712	2,362
	Ashland Inc.	22,630	2,267
	Huntsman Corp.	75,111	1,863
*	Valvoline Inc.	43,464	1,765
	Chemours Co.	67,592	1,678
	NewMarket Corp.	2,818	1,508
*	MP Materials Corp.	47,232	766
	SSR Mining Inc. (XTSE)	92,650	495
			345,410
Consumer Discretionary (8.4%)
	Walmart Inc.	1,946,004	127,969
	Walt Disney Co.	831,023	86,352
	McDonald's Corp.	194,594	50,378
	NIKE Inc. Class B	249,362	23,702
	General Motors Co.	523,244	23,541
	Ford Motor Co.	1,782,790	21,625
	DR Horton Inc.	137,519	20,325
	Lennar Corp. Class A	110,057	17,648
	Electronic Arts Inc.	122,933	16,335
	Lowe's Cos. Inc.	70,074	15,507
	Delta Air Lines Inc.	276,668	14,116
	Hilton Worldwide Holdings Inc.	61,357	12,308
*	Take-Two Interactive Software Inc.	74,891	12,009
	eBay Inc.	221,103	11,988
	Garmin Ltd.	69,781	11,434
	PulteGroup Inc.	97,276	11,412
*	Dollar Tree Inc.	93,283	11,003
*	Royal Caribbean Cruises Ltd.	74,299	10,972
*	Aptiv plc	122,957	10,237
*	NVR Inc.	1,204	9,248

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Genuine Parts Co.	63,706	9,183
	Estee Lauder Cos. Inc. Class A	71,542	8,825
	Omnicom Group Inc.	89,604	8,330
*	Warner Bros Discovery Inc.	1,000,761	8,246
*	United Airlines Holdings Inc.	148,320	7,859
	Williams-Sonoma Inc.	25,203	7,390
	Southwest Airlines Co.	269,931	7,245
*	Carnival Corp.	451,345	6,806
*	Liberty Media Corp.-Liberty Formula One Class C	90,561	6,714
	Best Buy Co. Inc.	75,419	6,397
	Toll Brothers Inc.	47,137	5,734
	Interpublic Group of Cos. Inc.	175,055	5,491
	Dick's Sporting Goods Inc.	23,687	5,392
	Bath & Body Works Inc.	102,648	5,332
	LKQ Corp.	120,978	5,206
*	Live Nation Entertainment Inc.	54,999	5,156
*	MGM Resorts International	124,760	5,012
	News Corp. Class A	178,474	4,853
*	CarMax Inc.	67,719	4,758
	Darden Restaurants Inc.	28,858	4,340
	Tapestry Inc.	97,351	4,234
	Wynn Resorts Ltd.	44,282	4,201
	Fox Corp. Class A	120,487	4,148
*	Skechers USA Inc. Class A	56,177	4,012
*	O'Reilly Automotive Inc.	4,076	3,926
	Aramark	118,117	3,797
	BorgWarner Inc. (XNYS)	105,756	3,771
	New York Times Co. Class A	73,310	3,753
	Gentex Corp.	106,445	3,726
*	AutoZone Inc.	1,291	3,576
	Hasbro Inc.	59,338	3,547
*	BJ's Wholesale Club Holdings Inc.	39,436	3,473
*	Rivian Automotive Inc. Class A	307,009	3,353
	Ralph Lauren Corp.	17,846	3,335
	Lear Corp.	26,326	3,300
	PVH Corp.	26,926	3,231
	Paramount Global Class B	266,283	3,171
	Lithia Motors Inc.	12,272	3,107
	Tempur Sealy International Inc.	60,319	3,098
	Service Corp. International	41,424	2,968
	Vail Resorts Inc.	15,434	2,913
	Hyatt Hotels Corp. Class A	19,651	2,898
*	Mattel Inc.	159,590	2,839
*,1	GameStop Corp. Class A	121,894	2,821
	Gap Inc.	88,390	2,560
	Wyndham Hotels & Resorts Inc.	34,259	2,424
*	Norwegian Cruise Line Holdings Ltd.	145,555	2,416
*	Bright Horizons Family Solutions Inc.	22,828	2,400
	Macy's Inc.	122,623	2,389
*	Alaska Air Group Inc.	56,252	2,364
	Thor Industries Inc.	23,212	2,304
	Whirlpool Corp.	24,337	2,264
*	AutoNation Inc.	12,907	2,197
	Yum! Brands Inc.	15,568	2,139
*	American Airlines Group Inc.	185,364	2,132
*	SiteOne Landscape Supply Inc.	13,682	2,118
	VF Corp.	159,058	2,112
	Harley-Davidson Inc.	57,361	2,058
*	Caesars Entertainment Inc.	55,189	1,962
	Advance Auto Parts Inc.	26,932	1,902
	Polaris Inc.	22,342	1,868
*	Expedia Group Inc.	16,162	1,824
*	Liberty Media Corp.-Liberty SiriusXM Class C	79,441	1,800
*	Coty Inc. Class A	171,200	1,774
*	Capri Holdings Ltd.	51,265	1,771
	U-Haul Holding Co.	28,280	1,719
	Boyd Gaming Corp.	32,007	1,707
	Fox Corp. Class B	50,228	1,604
*	RH	5,899	1,604
	Nexstar Media Group Inc.	9,634	1,596

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
*	Ollie's Bargain Outlet Holdings Inc.	18,968	1,564
*	Madison Square Garden Sports Corp.	8,441	1,559
*	Etsy Inc.	23,692	1,504
*	Wayfair Inc. Class A	24,809	1,476
	Marriott Vacations Worldwide Corp.	15,847	1,430
	Ross Stores Inc.	10,090	1,410
	RB Global Inc. (XTSE)	19,382	1,409
*	Grand Canyon Education Inc.	9,736	1,387
	Columbia Sportswear Co.	15,770	1,350
	Penske Automotive Group Inc.	8,870	1,349
	Newell Brands Inc.	173,016	1,336
	News Corp. Class B	47,359	1,320
*	Planet Fitness Inc. Class A	20,273	1,290
*	Penn Entertainment Inc.	67,911	1,188
	Nordstrom Inc.	51,701	1,143
	H&R Block Inc.	23,006	1,142
	Kohl's Corp.	50,292	1,126
	Carter's Inc.	16,346	1,118
*	Liberty Media Corp.-Liberty SiriusXM Class A	44,731	1,017
*,1	Lucid Group Inc.	338,652	962
	Phinia Inc.	21,180	948
*,1	QuantumScape Corp.	153,735	909
*	TripAdvisor Inc.	48,787	895
*	Under Armour Inc. Class A	117,084	842
	Lennar Corp. Class B	5,703	834
*	Liberty Media Corp.-Liberty Live Class C	21,864	832
	Travel & Leisure Co.	17,546	771
	Leggett & Platt Inc.	60,272	699
	Avis Budget Group Inc.	5,562	633
*	Liberty Media Corp. -Liberty Formula One Class A	7,955	544
	Las Vegas Sands Corp.	11,412	514
*,1	AMC Entertainment Holdings Inc. Class A	111,252	482
*,1	Birkenstock Holding plc	8,239	470
*	Cava Group Inc.	4,935	457
*	Victoria's Secret & Co.	19,618	447
*	Under Armour Inc. Class C	58,592	408
[1]	Sirius XM Holdings Inc.	117,786	332
*	Driven Brands Holdings Inc.	27,678	318
*	Liberty Media Corp.-Liberty Live Class A	8,184	300
*	Hertz Global Holdings Inc.	59,070	258
*	Mister Car Wash Inc.	34,641	244
	Murphy USA Inc.	467	205
*	Petco Health & Wellness Co. Inc.	36,433	141
*	U-Haul Holding Co. (XNYS)	1,954	124
[1]	Paramount Global Class A	1,149	24
	Playtika Holding Corp.	1,622	14
			821,309
Consumer Staples (7.1%)
	Procter & Gamble Co.	868,767	142,947
	Philip Morris International Inc.	705,159	71,489
	Coca-Cola Co.	892,194	56,146
	Mondelez International Inc. Class A	617,877	42,343
	Altria Group Inc.	811,435	37,529
	CVS Health Corp.	581,956	34,685
	Colgate-Palmolive Co.	372,901	34,665
	PepsiCo Inc.	193,503	33,457
	McKesson Corp.	37,443	21,327
	Corteva Inc.	320,461	17,927
	General Mills Inc.	258,068	17,742
	Constellation Brands Inc. Class A	65,845	16,476
	Kroger Co.	296,385	15,522
	Archer-Daniels-Midland Co.	242,537	15,144
	Keurig Dr Pepper Inc.	433,004	14,830
	Kraft Heinz Co.	364,908	12,907
	Kenvue Inc.	575,841	11,114
	McCormick & Co. Inc.	114,122	8,242
	Tyson Foods Inc. Class A	126,176	7,224
	Kellanova	118,026	7,122
	Bunge Global SA	65,700	7,069

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Conagra Brands Inc.	216,028	6,455
*	US Foods Holding Corp.	102,886	5,435
	Walgreens Boots Alliance Inc.	325,326	5,277
	J M Smucker Co.	46,627	5,205
	Casey's General Stores Inc.	14,473	4,802
	Molson Coors Beverage Co. Class B	79,376	4,351
	Hormel Foods Corp.	131,437	4,072
	Campbell Soup Co.	86,828	3,853
	Albertsons Cos. Inc. Class A	172,796	3,566
	Hershey Co.	17,590	3,480
	Ingredion Inc.	29,580	3,478
*	Darling Ingredients Inc.	71,905	2,905
*	Performance Food Group Co.	36,931	2,570
*	Post Holdings Inc.	23,031	2,454
	Flowers Foods Inc.	85,267	1,980
*	Freshpet Inc.	14,246	1,869
	Church & Dwight Co. Inc.	11,565	1,238
	Spectrum Brands Holdings Inc.	13,703	1,230
	Kimberly-Clark Corp.	9,033	1,204
*	Grocery Outlet Holding Corp.	43,273	952
	Brown-Forman Corp. Class B	18,518	849
	Reynolds Consumer Products Inc.	24,490	696
*	Pilgrim's Pride Corp.	18,685	671
	WK Kellogg Co.	29,759	565
	Lamb Weston Holdings Inc.	3,715	328
	Seaboard Corp.	97	324
	Brown-Forman Corp. Class A	3,019	138
*	Olaplex Holdings Inc.	60,263	107
*	Boston Beer Co. Inc. Class A	311	97
			696,058
Energy (8.2%)
	Exxon Mobil Corp.	2,063,303	241,943
	Chevron Corp.	781,979	126,915
	ConocoPhillips	544,421	63,414
	EOG Resources Inc.	266,975	33,252
	Schlumberger NV	647,533	29,715
	Marathon Petroleum Corp.	167,119	29,515
	Phillips 66	199,835	28,399
	Valero Energy Corp.	154,246	24,238
	Williams Cos. Inc.	553,299	22,968
	ONEOK Inc.	249,724	20,228
	Occidental Petroleum Corp.	312,203	19,513
	Kinder Morgan Inc.	890,970	17,365
	Diamondback Energy Inc.	81,006	16,141
	Baker Hughes Co.	453,626	15,187
	Devon Energy Corp.	291,124	14,288
*	First Solar Inc.	48,323	13,132
	Halliburton Co.	326,187	11,971
	Coterra Energy Inc.	339,081	9,671
	Hess Corp.	55,798	8,599
	Marathon Oil Corp.	265,190	7,680
	EQT Corp.	163,696	6,726
	TechnipFMC plc	196,534	5,147
[1]	Chesapeake Energy Corp.	56,187	5,109
*	Antero Resources Corp.	128,372	4,574
	HF Sinclair Corp.	72,591	4,009
	Range Resources Corp.	106,273	3,923
*	Southwestern Energy Co.	498,005	3,750
	NOV Inc.	178,064	3,351
	Ovintiv Inc. (XNYS)	64,841	3,350
	DTE Midstream LLC	43,998	2,951
	Antero Midstream Corp.	102,701	1,505
	APA Corp.	43,634	1,332
*,1	Plug Power Inc.	239,029	796
			800,657
Financials (21.1%)
*	Berkshire Hathaway Inc. Class B	832,169	344,851
	JPMorgan Chase & Co.	1,311,859	265,822
	Bank of America Corp.	3,131,381	125,224

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Wells Fargo & Co.	1,636,487	98,058
	Goldman Sachs Group Inc.	143,332	65,434
	S&P Global Inc.	132,007	56,434
	Citigroup Inc.	868,997	54,147
	BlackRock Inc.	67,532	52,137
	Morgan Stanley	531,492	52,001
	Chubb Ltd.	184,552	49,980
	Charles Schwab Corp.	673,423	49,348
	Intercontinental Exchange Inc.	257,242	34,445
	CME Group Inc.	163,169	33,120
	US Bancorp	707,831	28,703
	PNC Financial Services Group Inc.	180,970	28,483
	Aon plc Class A (XNYS)	90,069	25,367
	American International Group Inc.	318,949	25,140
	Aflac Inc.	263,722	23,701
	KKR & Co. Inc.	227,259	23,371
	Arthur J Gallagher & Co.	91,919	23,286
	Truist Financial Corp.	602,618	22,749
	Travelers Cos. Inc.	103,580	22,342
	Bank of New York Mellon Corp.	345,382	20,588
	MetLife Inc.	283,292	20,502
	Allstate Corp.	119,162	19,962
	Prudential Financial Inc.	164,943	19,851
*	Coinbase Global Inc. Class A	77,797	17,576
*	Arch Capital Group Ltd.	139,527	14,320
	Progressive Corp.	66,684	14,082
	Discover Financial Services	113,302	13,898
	Hartford Financial Services Group Inc.	134,091	13,872
	T Rowe Price Group Inc.	100,166	11,803
	Fifth Third Bancorp	308,265	11,535
	M&T Bank Corp.	75,118	11,388
	Raymond James Financial Inc.	85,932	10,548
	Willis Towers Watson plc	41,097	10,492
	State Street Corp.	136,924	10,350
	Nasdaq Inc.	167,352	9,879
*	Markel Group Inc.	5,963	9,789
	Marsh & McLennan Cos. Inc.	44,791	9,298
	Huntington Bancshares Inc.	653,183	9,092
	Principal Financial Group Inc.	107,729	8,838
	MSCI Inc.	17,434	8,633
	Cboe Global Markets Inc.	47,756	8,261
	Cincinnati Financial Corp.	69,714	8,197
	Regions Financial Corp.	419,629	8,120
	Northern Trust Corp.	91,864	7,739
	Citizens Financial Group Inc.	211,214	7,454
	First Citizens BancShares Inc. Class A	4,384	7,446
	W R Berkley Corp.	90,777	7,356
	Everest Group Ltd.	16,829	6,579
	Loews Corp.	83,136	6,385
	Reinsurance Group of America Inc.	30,185	6,333
	KeyCorp	423,008	6,079
*	Robinhood Markets Inc. Class A	287,196	6,002
	Fidelity National Financial Inc.	117,780	5,931
	Interactive Brokers Group Inc. Class A	47,050	5,915
	Brown & Brown Inc.	65,678	5,879
	Ally Financial Inc.	122,838	4,787
	East West Bancorp Inc.	63,752	4,730
	Unum Group	87,324	4,703
	Annaly Capital Management Inc.	226,850	4,469
	American Financial Group Inc.	32,506	4,223
	Assurant Inc.	24,005	4,164
	Carlyle Group Inc.	95,767	4,114
	First Horizon Corp.	252,337	3,997
*	NU Holdings Ltd. Class A	334,426	3,973
	RenaissanceRe Holdings Ltd.	17,252	3,931
	Jefferies Financial Group Inc.	82,142	3,821
	Old Republic International Corp.	116,771	3,711
	Tradeweb Markets Inc. Class A	34,021	3,709
	Stifel Financial Corp.	44,386	3,593
	Webster Financial Corp.	77,549	3,429

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Voya Financial Inc.	43,919	3,330
	Globe Life Inc.	39,289	3,252
	Corebridge Financial Inc.	111,243	3,245
	Evercore Inc. Class A	15,941	3,235
	Franklin Resources Inc.	135,961	3,209
	Blue Owl Capital Inc.	175,728	3,161
	Western Alliance Bancorp	49,074	3,093
	SEI Investments Co.	45,655	3,091
	Comerica Inc.	59,701	3,059
	Commerce Bancshares Inc.	54,468	3,031
	AGNC Investment Corp.	314,144	3,013
*	SoFi Technologies Inc.	431,527	2,978
	Houlihan Lokey Inc.	21,294	2,882
	Zions Bancorp NA	65,993	2,850
	Popular Inc.	31,903	2,840
	Wintrust Financial Corp.	27,662	2,728
	Cullen/Frost Bankers Inc.	26,847	2,727
	Pinnacle Financial Partners Inc.	34,094	2,711
	MGIC Investment Corp.	124,789	2,621
	Axis Capital Holdings Ltd.	35,346	2,611
	Synovus Financial Corp.	65,762	2,610
	Starwood Property Trust Inc.	133,701	2,599
	Invesco Ltd.	164,544	2,585
	XP Inc. Class A	134,514	2,554
	First American Financial Corp.	45,562	2,532
	Moody's Corp.	6,351	2,521
	OneMain Holdings Inc.	50,902	2,500
	Prosperity Bancshares Inc.	39,613	2,468
	Affiliated Managers Group Inc.	15,148	2,463
	Rithm Capital Corp.	219,174	2,457
	Lincoln National Corp.	69,489	2,292
	FNB Corp.	162,632	2,239
	Hanover Insurance Group Inc.	16,123	2,127
	RLI Corp.	14,204	2,073
	Janus Henderson Group plc	60,738	2,035
	Bank OZK	48,465	2,030
	White Mountains Insurance Group Ltd.	1,121	2,026
	Lazard Inc.	49,773	2,002
	Assured Guaranty Ltd.	24,885	1,934
	Columbia Banking System Inc.	94,459	1,821
	Broadridge Financial Solutions Inc.	8,738	1,754
	Kemper Corp.	27,327	1,635
*	Credit Acceptance Corp.	2,840	1,394
	SLM Corp.	60,491	1,298
	Primerica Inc.	5,563	1,257
	First Hawaiian Inc.	57,691	1,173
*	Brighthouse Financial Inc.	25,952	1,155
	BOK Financial Corp.	12,526	1,135
	New York Community Bancorp Inc.	322,959	1,062
	TPG Inc.	23,087	968
	Virtu Financial Inc. Class A	38,634	850
	CNA Financial Corp.	11,745	540
*	Rocket Cos. Inc. Class A	34,462	479
	TFS Financial Corp.	22,698	299
	UWM Holdings Corp.	27,175	200
			2,066,203
Health Care (13.3%)
	Johnson & Johnson	1,095,242	160,639
	Merck & Co. Inc.	941,920	118,249
	Danaher Corp.	299,088	76,806
	Abbott Laboratories	737,113	75,326
	Pfizer Inc.	2,567,656	73,589
	Elevance Health Inc.	93,385	50,286
*	Boston Scientific Corp.	664,604	50,224
	Medtronic plc	603,580	49,113
*	Regeneron Pharmaceuticals Inc.	43,422	42,560
	Cigna Group	121,044	41,714
	Stryker Corp.	120,449	41,084
	Thermo Fisher Scientific Inc.	67,315	38,234

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Bristol-Myers Squibb Co.	925,092	38,012
	Gilead Sciences Inc.	568,076	36,510
	UnitedHealth Group Inc.	67,174	33,276
	Becton Dickinson & Co.	131,613	30,530
	HCA Healthcare Inc.	71,664	24,348
	Amgen Inc.	77,695	23,763
*	Moderna Inc.	151,004	21,526
*	Centene Corp.	242,445	17,357
*	Biogen Inc.	65,444	14,721
	GE Healthcare Inc.	175,009	13,651
	Humana Inc.	31,429	11,255
	Zimmer Biomet Holdings Inc.	95,379	10,983
*	ICON plc	31,496	10,230
	STERIS plc	45,045	10,040
	Cooper Cos. Inc.	88,249	8,323
	Baxter International Inc.	229,590	7,827
*	Hologic Inc.	105,050	7,751
	Labcorp Holdings Inc.	38,500	7,504
*	Avantor Inc.	306,370	7,377
	Quest Diagnostics Inc.	50,855	7,220
*	Tenet Healthcare Corp.	45,821	6,196
	Revvity Inc.	56,304	6,152
	Viatris Inc.	543,218	5,758
*	United Therapeutics Corp.	20,497	5,639
*	BioMarin Pharmaceutical Inc.	74,954	5,627
	Cardinal Health Inc.	54,667	5,427
*	Illumina Inc.	50,411	5,257
	Universal Health Services Inc. Class B	26,729	5,073
*	Charles River Laboratories International Inc.	23,039	4,802
	Royalty Pharma plc Class A	168,614	4,622
*	Vertex Pharmaceuticals Inc.	9,953	4,532
	Teleflex Inc.	21,333	4,460
*	Catalent Inc.	81,652	4,392
*	Qiagen NV	100,348	4,341
*	Henry Schein Inc.	59,172	4,103
*	Elanco Animal Health Inc. (XNYS)	222,498	3,934
*	Molina Healthcare Inc.	11,964	3,764
*	Solventum Corp.	62,437	3,705
	Encompass Health Corp.	41,779	3,609
	Agilent Technologies Inc.	24,796	3,234
*	Acadia Healthcare Co. Inc.	40,725	2,806
	Dentsply Sirona Inc.	95,834	2,684
*	Bio-Rad Laboratories Inc. Class A	9,327	2,676
*	Globus Medical Inc. Class A	38,558	2,588
	Organon & Co.	116,174	2,478
*	Exact Sciences Corp.	52,967	2,407
*	Repligen Corp.	14,088	2,100
	Perrigo Co. plc	61,341	1,689
*	Alnylam Pharmaceuticals Inc.	11,217	1,665
*	Envista Holdings Corp.	74,395	1,440
*	Jazz Pharmaceuticals plc	13,327	1,403
*	Amedisys Inc.	14,569	1,328
*	IQVIA Holdings Inc.	6,039	1,323
*	Tandem Diabetes Care Inc.	25,274	1,295
*	Incyte Corp.	21,851	1,263
*	Azenta Inc.	24,855	1,255
*	Enovis Corp.	23,856	1,199
*	QuidelOrtho Corp.	24,238	1,071
	Chemed Corp.	1,895	1,050
*	Fortrea Holdings Inc.	40,252	1,022
	Premier Inc. Class A	53,961	1,021
*	ICU Medical Inc.	9,201	978
*	Integra LifeSciences Holdings Corp.	30,830	953
*	R1 RCM Inc.	69,534	894
*	Teladoc Health Inc.	74,568	838
*	Doximity Inc. Class A	28,976	803
*	Exelixis Inc.	36,622	794
*	Certara Inc.	34,674	588
*,1	Ginkgo Bioworks Holdings Inc.	651,762	344
*	Ionis Pharmaceuticals Inc.	8,979	337

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Bio-Techne Corp.	4,041	312
*	Sotera Health Co.	16,737	187
*	Maravai LifeSciences Holdings Inc. Class A	21,182	184
*	Roivant Sciences Ltd.	9,297	96
*	agilon health Inc.	14,268	90
			1,297,816
Industrials (16.5%)
	General Electric Co.	492,611	81,350
	RTX Corp.	653,474	70,451
	Eaton Corp. plc	180,936	60,225
	Honeywell International Inc.	263,455	53,268
	American Express Co.	177,194	42,527
*	Boeing Co.	222,070	39,442
	Union Pacific Corp.	158,476	36,896
	General Dynamics Corp.	111,226	33,342
	United Parcel Service Inc. Class B (XNYS)	237,967	33,061
	Parker-Hannifin Corp.	58,061	30,861
*	Fiserv Inc.	197,266	29,543
	Emerson Electric Co.	259,310	29,084
	Northrop Grumman Corp.	60,609	27,321
	CSX Corp.	797,185	26,905
	TransDigm Group Inc.	20,003	26,869
	FedEx Corp.	105,372	26,760
	PACCAR Inc.	232,900	25,037
	3M Co.	249,862	25,021
	Trane Technologies plc	72,934	23,883
	Capital One Financial Corp.	172,229	23,704
	Norfolk Southern Corp.	103,232	23,207
*	GE Vernova Inc.	123,191	21,669
	Fidelity National Information Services Inc.	268,893	20,404
	Caterpillar Inc.	57,977	19,626
	Carrier Global Corp.	308,476	19,493
	L3Harris Technologies Inc.	85,920	19,317
	Johnson Controls International plc	260,997	18,768
	Ferguson plc	87,752	18,054
	AMETEK Inc.	104,458	17,714
	Otis Worldwide Corp.	176,679	17,527
	Cummins Inc.	61,861	17,428
	Ingersoll Rand Inc. (XYNS)	183,819	17,104
	United Rentals Inc.	24,436	16,358
	DuPont de Nemours Inc.	195,391	16,053
	Martin Marietta Materials Inc.	28,042	16,042
	Howmet Aerospace Inc.	172,239	14,580
	Westinghouse Air Brake Technologies Corp.	80,974	13,703
	Xylem Inc.	94,883	13,380
	Quanta Services Inc.	48,108	13,275
	Vulcan Materials Co.	46,931	12,003
	Fortive Corp.	160,617	11,956
	Global Payments Inc.	117,119	11,929
	Dover Corp.	63,346	11,644
	PPG Industries Inc.	79,853	10,493
*	Block Inc. (XNYS)	157,319	10,081
	Veralto Corp.	99,697	9,828
	Ball Corp.	139,904	9,713
	Carlisle Cos. Inc.	21,970	9,190
*	Builders FirstSource Inc.	55,082	8,857
*	Teledyne Technologies Inc.	21,159	8,399
*	Keysight Technologies Inc.	58,910	8,158
	Synchrony Financial	183,942	8,057
	Jacobs Solutions Inc.	57,135	7,961
	Textron Inc.	88,858	7,785
	Packaging Corp. of America	40,179	7,372
	Lennox International Inc.	14,509	7,292
	Owens Corning	40,207	7,280
	Masco Corp.	102,087	7,138
	Expeditors International of Washington Inc.	56,862	6,875
	Amcor plc	654,267	6,654
	IDEX Corp.	31,484	6,569
	Automatic Data Processing Inc.	26,714	6,543

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Snap-on Inc.	23,628	6,447
	TransUnion	87,694	6,307
*	Trimble Inc.	111,870	6,229
	Westrock Co.	115,340	6,187
	Illinois Tool Works Inc.	25,164	6,109
	Nordson Corp.	25,968	6,095
	nVent Electric plc	74,669	6,077
	Pentair plc	74,482	6,061
	Stanley Black & Decker Inc.	69,511	6,059
*	Zebra Technologies Corp. Class A	19,055	5,952
*	TopBuild Corp.	13,447	5,620
*	XPO Inc.	51,709	5,532
	Sherwin-Williams Co.	18,047	5,483
	Watsco Inc.	11,467	5,446
	AECOM	61,629	5,383
	EMCOR Group Inc.	13,770	5,352
	RPM International Inc.	46,718	5,237
	Hubbell Inc.	13,229	5,145
	Woodward Inc.	27,163	5,066
	ITT Inc.	37,539	4,988
	Curtiss-Wright Corp.	17,299	4,892
	JB Hunt Transport Services Inc.	30,016	4,825
	CNH Industrial NV	443,733	4,686
*	Core & Main Inc. Class A	78,781	4,535
	Huntington Ingalls Industries Inc.	17,791	4,503
	Regal Rexnord Corp.	30,022	4,489
*	Saia Inc.	10,730	4,394
	AptarGroup Inc.	29,708	4,388
	Tetra Tech Inc.	19,687	4,124
	A O Smith Corp.	49,064	4,104
	Crown Holdings Inc.	48,129	4,052
	Fortune Brands Innovations Inc.	57,392	4,021
*	Generac Holdings Inc.	27,178	4,001
	Equifax Inc.	17,046	3,944
	MKS Instruments Inc.	30,100	3,810
	Jack Henry & Associates Inc.	22,560	3,715
	Acuity Brands Inc.	13,998	3,634
	Graco Inc.	44,839	3,621
	WESCO International Inc.	20,089	3,606
	Cognex Corp.	78,328	3,565
	Knight-Swift Transportation Holdings Inc.	70,906	3,421
	Oshkosh Corp.	29,562	3,362
*	Kirby Corp.	26,720	3,318
	Crane Co.	21,776	3,246
*	Axalta Coating Systems Ltd.	89,697	3,192
*	MasTec Inc.	28,206	3,166
	BWX Technologies Inc.	34,326	3,162
	Berry Global Group Inc.	52,664	3,153
*	AZEK Co. Inc.	65,177	3,126
*	Middleby Corp.	24,125	3,110
	AGCO Corp.	28,388	3,047
	Robert Half Inc.	46,844	3,009
*	Affirm Holdings Inc.	102,206	2,992
	Flowserve Corp.	59,449	2,955
	Cintas Corp.	4,323	2,931
*	Mohawk Industries Inc.	23,973	2,923
*	PayPal Holdings Inc.	46,045	2,900
	Deere & Co.	7,608	2,851
	Sensata Technologies Holding plc	68,593	2,834
	Littelfuse Inc.	10,896	2,796
	Allison Transmission Holdings Inc.	36,545	2,770
	Sonoco Products Co.	44,334	2,721
	Louisiana-Pacific Corp.	29,223	2,679
*	GXO Logistics Inc.	53,122	2,668
*	FTI Consulting Inc.	12,314	2,645
	Esab Corp.	25,643	2,637
	MSA Safety Inc.	13,876	2,498
*	WillScot Mobile Mini Holdings Corp.	63,249	2,494
*	Bill Holdings Inc.	46,539	2,422
	Ryder System Inc.	19,894	2,416

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Donaldson Co. Inc.	32,162	2,370
	Brunswick Corp.	28,577	2,358
	MDU Resources Group Inc.	91,901	2,320
	Air Lease Corp.	47,062	2,242
	Valmont Industries Inc.	8,815	2,216
	Genpact Ltd.	60,346	1,995
*	WEX Inc.	10,538	1,974
	Vontier Corp.	46,855	1,873
	Graphic Packaging Holding Co.	64,412	1,824
	Western Union Co.	141,247	1,808
	MSC Industrial Direct Co. Inc. Class A	20,952	1,800
	Silgan Holdings Inc.	36,538	1,726
	ManpowerGroup Inc.	21,926	1,636
	Armstrong World Industries Inc.	14,099	1,633
*	Gates Industrial Corp. plc	82,797	1,442
*	Spirit AeroSystems Holdings Inc. Class A	47,032	1,426
	Crane NXT Co.	21,890	1,384
	Eagle Materials Inc.	5,309	1,234
*	Euronet Worldwide Inc.	9,897	1,154
	Sealed Air Corp.	29,164	1,134
	Old Dominion Freight Line Inc.	6,215	1,089
	CH Robinson Worldwide Inc.	11,527	996
*	Hayward Holdings Inc.	60,518	877
	ADT Inc.	116,519	828
*	NCR Atleos Corp.	29,385	818
*	Mercury Systems Inc.	24,472	757
	Vestis Corp.	53,151	655
	Landstar System Inc.	3,287	598
*	Corpay Inc.	2,230	597
	HEICO Corp.	2,649	587
	Schneider National Inc. Class B	24,361	548
	HEICO Corp. Class A	2,861	503
	Allegion plc	3,004	366
	Lincoln Electric Holdings Inc.	1,654	325
[1]	Ardagh Group SA	8,833	78
	Ardagh Metal Packaging SA	3,471	14
			1,611,342
Real Estate (4.5%)
	Prologis Inc.	419,119	46,308
	Welltower Inc.	251,755	26,099
	Digital Realty Trust Inc.	141,975	20,635
	Realty Income Corp.	377,788	20,045
	Crown Castle Inc.	175,719	18,011
	Simon Property Group Inc.	115,278	17,443
	Equinix Inc.	21,125	16,118
	Extra Space Storage Inc.	94,981	13,750
	VICI Properties Inc.	469,733	13,486
	AvalonBay Communities Inc.	64,395	12,408
*	CBRE Group Inc. Class A	137,876	12,143
	Equity Residential	169,409	11,017
	Weyerhaeuser Co.	332,707	9,991
	Invitation Homes Inc.	277,603	9,658
	Alexandria Real Estate Equities Inc.	78,770	9,374
	Ventas Inc.	181,433	9,119
	SBA Communications Corp.	43,843	8,623
*	CoStar Group Inc.	104,646	8,180
	Public Storage	29,840	8,171
	Essex Property Trust Inc.	28,989	7,531
	Mid-America Apartment Communities Inc.	52,729	7,050
	Healthpeak Properties Inc.	320,654	6,381
	Kimco Realty Corp.	297,911	5,768
	Host Hotels & Resorts Inc.	317,412	5,694
	WP Carey Inc.	98,406	5,550
	American Homes 4 Rent Class A	151,209	5,450
	UDR Inc.	140,642	5,432
	Iron Mountain Inc.	66,412	5,359
	Gaming and Leisure Properties Inc.	116,158	5,215
	Sun Communities Inc.	43,634	5,148
	Regency Centers Corp.	82,043	5,037

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
	Camden Property Trust	47,123	4,837
*	Jones Lang LaSalle Inc.	21,504	4,345
	Rexford Industrial Realty Inc.	95,571	4,335
	Boston Properties Inc.	71,208	4,320
	CubeSmart	101,543	4,296
	Federal Realty Investment Trust	36,664	3,701
	Omega Healthcare Investors Inc.	111,131	3,593
	NNN REIT Inc.	82,289	3,437
	Americold Realty Trust Inc.	128,682	3,432
	EastGroup Properties Inc.	20,778	3,432
	Equity LifeStyle Properties Inc.	54,307	3,409
	Brixmor Property Group Inc.	136,100	3,064
	STAG Industrial Inc.	82,392	2,889
	First Industrial Realty Trust Inc.	59,927	2,824
	Healthcare Realty Trust Inc.	172,680	2,803
	Agree Realty Corp.	45,077	2,739
	Apartment Income REIT Corp.	66,498	2,577
*	Zillow Group Inc. Class A	52,734	2,117
	Rayonier Inc.	66,728	2,003
	Vornado Realty Trust	80,349	1,970
	Kilroy Realty Corp.	53,062	1,779
*	Zillow Group Inc. Class C	42,682	1,748
	Cousins Properties Inc.	68,856	1,593
	Park Hotels & Resorts Inc.	94,111	1,493
[1]	Medical Properties Trust Inc.	269,970	1,447
	EPR Properties	33,635	1,380
	National Storage Affiliates Trust	33,966	1,242
	Highwoods Properties Inc.	47,192	1,226
	Lamar Advertising Co. Class A	9,026	1,066
*	Howard Hughes Holdings Inc.	15,276	1,013
	NET Lease Office Properties	6,466	154
			440,458
Technology (8.1%)
	International Business Machines Corp.	412,893	68,891
	Micron Technology Inc.	496,641	62,080
	Intel Corp.	1,917,737	59,162
	Analog Devices Inc.	226,342	53,075
*	Advanced Micro Devices Inc.	313,950	52,398
	Oracle Corp.	412,933	48,392
	Texas Instruments Inc.	244,218	47,625
	Marvell Technology Inc.	388,217	26,713
	Roper Technologies Inc.	48,028	25,587
	Salesforce Inc.	104,640	24,532
	Amphenol Corp. Class A	131,623	17,423
	Cognizant Technology Solutions Corp. Class A	227,918	15,077
*	ON Semiconductor Corp.	195,841	14,304
	Vertiv Holdings Co. Class A	144,457	14,167
	QUALCOMM Inc.	64,892	13,241
	Corning Inc.	345,413	12,870
	Applied Materials Inc.	58,850	12,658
	HP Inc.	312,337	11,400
*	Western Digital Corp.	147,256	11,087
	Hewlett Packard Enterprise Co.	589,245	10,400
	Leidos Holdings Inc.	61,989	9,116
	Entegris Inc.	64,274	8,121
*	Zoom Video Communications Inc. Class A	117,080	7,182
	NetApp Inc.	56,302	6,781
	Microchip Technology Inc.	69,239	6,732
	Skyworks Solutions Inc.	72,201	6,690
*	VeriSign Inc.	38,175	6,655
*	Akamai Technologies Inc.	67,804	6,254
	SS&C Technologies Holdings Inc.	98,680	6,123
*	Okta Inc.	64,969	5,762
*	AppLovin Corp. Class A	67,784	5,523
	Gen Digital Inc. (XNGS)	212,258	5,270
*	Nutanix Inc. Class A	83,500	4,619
*	F5 Inc.	26,843	4,536
*	Qorvo Inc.	44,440	4,373
*	PTC Inc.	24,809	4,372

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
*	CACI International Inc. Class A	10,016	4,252
*	Guidewire Software Inc.	37,021	4,217
	Amdocs Ltd.	52,265	4,129
	TD SYNNEX Corp.	30,750	4,023
*	Twilio Inc. Class A	64,132	3,681
*	GoDaddy Inc. Class A	25,184	3,517
*	DoorDash Inc. Class A	30,559	3,365
*	Coherent Corp.	58,888	3,360
*	Arrow Electronics Inc.	24,461	3,212
	Science Applications International Corp.	23,523	3,167
*	Dayforce Inc.	62,014	3,067
	Lam Research Corp.	3,157	2,944
*	Cirrus Logic Inc.	24,438	2,803
*	Kyndryl Holdings Inc.	103,215	2,747
*	Aspen Technology Inc.	12,494	2,632
	KBR Inc.	38,688	2,540
	Jabil Inc.	21,095	2,508
	Avnet Inc.	41,341	2,257
*	Tyler Technologies Inc.	4,602	2,211
*	ANSYS Inc.	6,905	2,192
	Dolby Laboratories Inc. Class A	26,476	2,145
*,1	GLOBALFOUNDRIES Inc.	42,024	2,059
	Universal Display Corp.	11,638	2,045
*	CCC Intelligent Solutions Holdings Inc.	176,470	1,973
*	Pure Storage Inc. Class A	28,631	1,726
*	IAC Inc.	33,665	1,676
	Teradyne Inc.	11,688	1,647
*	SentinelOne Inc. Class A	94,198	1,585
*	Unity Software Inc.	80,251	1,466
*	Wolfspeed Inc.	56,445	1,451
*	DXC Technology Co.	87,579	1,362
	Concentrix Corp.	19,951	1,224
*,1	Clarivate plc	210,206	1,198
	Dun & Bradstreet Holdings Inc.	123,575	1,185
*	IPG Photonics Corp.	13,622	1,181
*	nCino Inc.	29,285	894
*	ZoomInfo Technologies Inc.	65,816	808
	CDW Corp.	3,566	797
*	NCR Voyix Corp.	58,475	771
*	Informatica Inc. Class A	18,201	525
*	UiPath Inc. Class A	40,329	494
*	HashiCorp Inc. Class A	13,901	467
*	Match Group Inc.	12,244	375
	Bentley Systems Inc. Class B	6,534	328
*	Dropbox Inc. Class A	12,874	290
*	Paycor HCM Inc.	15,825	196
*	Maplebear Inc.	2,995	91
			791,974
Telecommunications (3.6%)
	Cisco Systems Inc.	1,842,742	85,687
	Verizon Communications Inc.	1,912,446	78,697
	Comcast Corp. Class A	1,790,245	71,664
	AT&T Inc.	3,253,691	59,282
	T-Mobile US Inc.	222,420	38,915
	Juniper Networks Inc.	144,513	5,155
*	Ciena Corp.	65,382	3,149
*	Frontier Communications Parent Inc.	111,169	2,964
*	Roku Inc.	49,696	2,853
*	Liberty Broadband Corp. Class C	45,140	2,442
	Motorola Solutions Inc.	6,008	2,192
*	Lumentum Holdings Inc.	30,311	1,319
	Cable One Inc.	2,343	904
*	ViaSat Inc.	53,073	896
*	Liberty Broadband Corp. Class A	2,801	152
	Iridium Communications Inc.	3,530	106
	Ubiquiti Inc.	275	39
*,2	GCI Liberty Inc.	26,959	—
			356,416

Vanguard® Russell 1000 Value Index Fund
		Shares	Market Value ($000)
Utilities (5.5%)
	NextEra Energy Inc.	932,780	74,641
	Southern Co.	495,313	39,694
	Duke Energy Corp.	350,362	36,287
	Constellation Energy Corp.	146,143	31,750
	Sempra	286,089	22,037
	American Electric Power Co. Inc.	239,278	21,595
	Dominion Energy Inc.	379,836	20,481
	Republic Services Inc.	93,825	17,375
	PG&E Corp.	925,414	17,157
	Public Service Enterprise Group Inc.	225,950	17,118
	Exelon Corp.	451,601	16,958
	Consolidated Edison Inc.	157,664	14,907
	Xcel Energy Inc.	250,272	13,878
	Edison International	171,679	13,194
	WEC Energy Group Inc.	143,316	11,613
	American Water Works Co. Inc.	88,485	11,571
	Vistra Corp.	113,746	11,270
	DTE Energy Co.	93,567	10,903
	Entergy Corp.	96,144	10,815
	FirstEnergy Corp.	247,341	9,958
	PPL Corp.	335,250	9,833
	Eversource Energy	158,312	9,377
	CenterPoint Energy Inc.	286,656	8,746
	Ameren Corp.	118,931	8,726
	CMS Energy Corp.	132,093	8,313
	NRG Energy Inc.	101,850	8,250
	Atmos Energy Corp.	68,390	7,928
	Alliant Energy Corp.	115,846	5,965
	Evergy Inc.	101,122	5,527
	NiSource Inc.	187,725	5,455
*	Clean Harbors Inc.	22,971	4,975
	Essential Utilities Inc.	113,861	4,296
	Pinnacle West Capital Corp.	51,404	4,054
	Waste Management Inc.	18,665	3,933
	OGE Energy Corp.	90,619	3,289
	AES Corp.	118,265	2,553
	UGI Corp.	95,030	2,419
	National Fuel Gas Co.	40,370	2,308
	IDACORP Inc.	22,912	2,187
*	Stericycle Inc.	41,881	2,159
[1]	Brookfield Renewable Corp. Class A	60,534	1,909
	Clearway Energy Inc. Class C	50,707	1,420
*	Sunrun Inc.	97,226	1,406
	Avangrid Inc.	32,126	1,157
	Hawaiian Electric Industries Inc.	49,577	545
			539,932
Total Common Stocks (Cost $8,567,117)			9,767,575
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.397% (Cost $9,567)	95,694	9,568
Total Investments (99.9%) (Cost $8,576,684)			9,777,143
Other Assets and Liabilities—Net (0.1%)			7,571
Net Assets (100%)			9,784,714
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,824,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,445,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Vanguard® Russell 1000 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	33	8,738	(1)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/30/24	BANA	4,423	(5.325)	—	(10)
Johnson Controls International plc	8/30/24	BANA	3,452	(5.325)	—	(8)
					—	(18)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $603,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Russell 1000 Value Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,767,497	78	—	9,767,575
Temporary Cash Investments	9,568	—	—	9,568
Total	9,777,065	78	—	9,777,143
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	1	—	—	1
Swap Contracts	—	18	—	18
Total	1	18	—	19
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.